Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax

The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/ (losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2015	(521)	758	(2)	(54)	—	181
Reclassification	521	(521)				—
Other comprehensive income (loss) before reclassifications	—	(124)	—	(22)	6	(140)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	—	(1)	—	—	(1)
Tax effects	—	—	1	(5)	(2)	(6)

Other comprehensive income (loss)	—	(124)	—	(27)	4	(147)

As of December 31, 2016	—	113	(2)	(81)	4	34
Other comprehensive income (loss) before reclassifications		156	29	(20)	(3)	162
Amounts reclassified out of accumulated other comprehensive income (loss)		—	(15)	—	(6)	(21)
Tax effects		—	(4)	4	2	2

Other comprehensive income (loss)		156	10	(16)	(7)	143

As of December 31, 2017	—	269	8	(97)	(3)	177